UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999

Check here if Amendment [    ]; Amendment Number:    _________
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             OrbiMed Advisers Inc.
Address:          767 Third Avenue, 6th Floor
                  New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Samuel D. Isaly
Title:   President
Phone:   (212) 739-6400

Signature, Place, and Date of Signing:

/s/ Samuel D. Isaly               New York, NY               April 14, 1999
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     51
Form 13F Information Table Value Total:     $321,056
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.               Form 13F File Number               Name
       2                 28-6774                            OrbiMed Advisors LLC

                           Form 13F INFORMATION TABLE

Quarter Ended March 31, 1999

Manager Key:   (1) OrbiMed Advisers Inc.
               (2) OrbiMed Advisors LLC



    Column 1          Column 2       Column 3      Column 4    Column 5         Column 6       Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Investment Discretion             Voting Authority (Shares)
------------------------------------------------------------------------------------------------------------------------------------

 Name of Issuer     Title of Class CUSIP Number    Market Value  SHRS   Sole  Shared   Shared   Other      Sole     Shared     None
                                                    (x $1,000)                Defined  Other   Managers
------------------------------------------------------------------------------------------------------------------------------------

Abgenix, Inc                COM        00339B107      4,839     319,923   X                        1       319,923
Abgenix, Inc                COM        00339B107      4,305     284,615   X                        2       284,615
Agouron                     COM        008488108      1,980      35,000   X                        1        35,000
Pharmaceuticals Inc.
Agouron Pharmaceuticals     COM        008488108        849      15,000   X                        2        15,000
Inc.
Alexion Pharmaceuticals,    COM        015351109      2,279     270,000   X                        1       270,000
Inc.
Alexion Pharmaceuticals,    COM        015351109      4,054     480,500   X                        2       480,500
Inc.
Aquila                      COM        03839f107      1,079     523,000   X                        2       523,000
Biopharmaceuticals
Aronex                      COM        42666206       1,875     600,000   X                        2       600,000
Aviron                      COM        053762100      2,531     125,000   X                        1       125,000
Aviron                      COM        053762100      6,397     315,880   X                        2       315,880
Bio-Technology General      COM        90578105       2,388     400,000   X                        1       400,000
Bio-Technology General      COM        90578105       4,697   6,684,906   X                        2     6,684,906
BioChem Pharma              COM        09058T108      4,497     211,000   X                        1       211,000
BioChem Pharma              COM        09058T108      9,955     467,110   X                        2       467,110
CV Therapeutics             COM        126667104      2,291     469,940   X                        2       469,940
Centocor Inc.               COM        152342101      8,325     225,000   X                        1       225,000
Centocor Inc.               COM        152342101     16,480     445,410   X                        2       445,410
Depomed Inc.                COM        249908104      3,629     360,100   X                        2       360,100
Eli Lilly & Company         COM        532457108      6,800      80,000   X                        1        80,000
Eli Lilly & Company         COM        532457108     12,583     148,030   X                        2       148,030
Enzon Inc.                  COM        293904108      2,913     197,520   X                        2       197,520
Genentech                   COM        368710307      6,647      75,000   X                        1        75,000
Genentech                   COM        368710307      5,993      67,620   X                        2        67,620
Genzyme Corp. General       COM        372917104      7,566     150,000   X                        1       150,000
Division
Genzyme Corp. General       COM        372917104     15,827     313,800   X                        2       313,800
Division


Gilead Sciences Inc.        COM        375558103       6,984     153,500   X                        1         153,500
Gilead Sciences Inc.        COM        375558103      11,021     242,210   X                        2         242,210
Hyseq Inc.                  COM        449163302       1,111     370,190   X                        2         370,190
IDEC Pharmaceuticals        COM        449370105      11,246     218,900   X                        2         218,900
Incyte Pharmaceuticals      COM        45337c102       4,013     200,000   X                        1         200,000
Inc.
Incyte Pharmaceuticals      COM        45337c102       4,863     242,410   X                        2         242,410
Inc.
Merck, Inc.                 COM        589331107       8,013     100,000   X                        1         100,000
Merck, Inc.                 COM        589331107      16,546     206,500   X                        2         206,500
Monsanto                    COM       6116621078       9,188     200,000   X                        1         200,000
Monsanto                    COM       6116621078      18,866     410,690   X                        2         410,690
Pharmacia and Upjohn        COM        716941109       7,485     120,000   X                        1         120,000
Inc.
Pharmacia and Upjohn        COM        716941109      19,147     306,970   X                        2         306,970
Inc.
Pharmacopeia Inc.           COM        71713B104       1,958     270,000   X                        1         270,000
Pharmacopeia Inc.           COM        71713B104       2,060     284,100   X                        2         284,100
Premier Research            COM        740568100       2,144     235,000   X                        1         235,000
Worldwide
SangStat Medical Corp.      COM        801003104       3,218     260,000   X                        1         260,000
SangStat Medical Corp.      COM        801003104       5,383     435,010   X                        2         435,010
Sugen                       COM        865041107       1,727      90,000   X                        2          90,000
Titan Pharmaceutical        COM        888314101       1,969     525,000   X                        2         525,000
Triangle Pharmaceutical     COM       89589H1041       2,138     200,000   X                        1         200,000
Triangle Pharmaceutical     COM       89589H1041       1,454     136,000   X                        2         136,000
Vertex Pharmaceuticals      COM        92532F100       5,681     225,000   X                        1         225,000
Inc.
Vertex Pharmaceuticals      COM        92532F100       9,389     371,860   X                        2         371,860
Inc.
Warner-Lambert Co.          COM        934488107       7,288     110,000   X                        1         110,000
Warner-Lambert Co.          COM        934488107      16,594     250,480   X                        2         250,480
Zonagen                     COM        98975L108         791      36,800   X                        2          36,800
Total                                                321,056  19,464,974                                   19,464,974
------------------------------------------------------------------------------------------------------------------------------------